Financial Instruments - Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies (Detail)	12 Months Ended
	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 SGD ($) AUD ($)	Dec. 31, 2022 AUD ($)
Disclosure of detailed information about financial instruments [abstract]
Financial assets, Foreign Currencies	$ 2,825,324	$ 2,312,357	$ 2,312,357	$ 2,616,802
Financial assets, Exchange Rate	0.7577	0.7461	0.682
Financial assets, Carrying Amount	$ 2,140,748	$ 1,725,279	$ 1,725,279	$ 1,784,606
Financial liabilities, Foreign Currencies	$ 18,232,233	$ 16,298,191	16,298,191
Financial liabilities, Exchange Rate	0.7577	0.7461
Financial Liabilities, Carrying Amount	$ 13,814,563	$ 12,160,288	$ 12,160,288